Business Combinations (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following summarizes the preliminary purchase price allocation of the acquisition of Admetricks:

Fair Value
Total consideration paid	$4,095
Add: Deferred payment	340
Total consideration	$4,435

Identifiable assets acquired, net of liabilities
Cash and cash equivalents	$262
Accounts receivable	381
Other current assets	25
Property and equipment	18
Technology (1)	311
Customer relationships (2)	570
Brand name (3)	352
Goodwill (4)	3,291
Trade and other payables	(92)
Deferred revenue	(531)
Deferred tax liabilities, net	(152)
Total identifiable assets acquired, net of liabilities	$4,435
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and is amortized using the straight-line method.
(2) In assessing the value of the customer relationships, the Company used an income approach. The economic useful life of the customer relationships was estimated at approximately 6 years and is amortized using the straight-line method.
(3) In assessing the value of the brand name, the Company used an income approach. The brand name’s economic useful life was estimated at approximately 4 years and is amortized using the straight-line method.
(4) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the acquisition. The goodwill is not deductible for tax purposes.
The following summarizes the preliminary purchase price allocation of the acquisition of 42matters:

Fair Value
Total consideration	$12,780

Cash and cash equivalents	$1,199
Accounts receivable	597
Other current assets	94
Technology (1)	927
Customer relationships (2)	2,684
Brand name (3)	810
Goodwill (4)	9,111
Trade and other payables	(572)
Deferred revenue	(1,594)
Deferred tax liabilities, net	(476)
Total identifiable assets acquired, net of liabilities	$12,780
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and is amortized using the straight-line method.
(2) In assessing the value of the customer relationships, the Company used an income approach. The economic useful life of the customer relationships was estimated at approximately 5 years and is amortized using the straight-line method.
(3) In assessing the value of the brand name, the Company used an income approach. The brand name’s economic useful life was estimated at approximately 3 years and is amortized using the straight-line method.
(4) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the acquisition. The Company estimates that the goodwill is not deductible for tax purposes.